INDEBTEDNESS (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt
The following table summarizes the Company's long-term debt as of the dates presented (in millions):

		December 31,
	Maturities	2020	2019
Revolving credit facility	August 2024	$61.0	$138.5
U.S. term loan	2021 - 2024	196.2	228.1
Multi-currency term loans	2021 - 2024	56.0	83.7
Total long-term debt		313.2	450.3
Less: Current maturities of long-term debt		14.6	17.1
Less: Unamortized debt issuance costs		3.4	4.3
Long-term debt, net		$295.2	$428.9

Schedule of Revolving Credit Facilities
The commitments and available borrowing capacity under the Revolver were as follows as of the dates presented:

	Commitments	Outstanding Borrowings	Letter of Credit Outstanding	Borrowing Capacity (1)
December 31, 2020	$400.0	$61.0	$5.1	$333.9
December 31, 2019	$400.0	$138.5	$5.1	$256.4
(1)The Company's actual borrowing availability under the Revolver as of December 31, 2020 is constrained by certain financial covenants.
Schedule of Aggregate Maturities of Long-term Debt	As of December 31, 2020, the Company's contractual maturities of its debt are as follows (in millions):

2021	$14.6
2022	14.6
2023	14.6
2024	269.4
Total	$313.2